July 27, 2011

Via EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Investors Trust
(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of ING Investors Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 13, 2011, to the Prospectuses dated April 29, 2011, for ING Clarion Real Estate Portfolio (the “Portfolio”). The purpose of the filing is to submit the 497(e) filing dated July 13, 2011 in XBRL for the Portfolio.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2650.

Regards,

/s/ Kristen Freeman
Kristen Freeman
Vice President and Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com